CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIENCY) / EQUITY - CAD ($)		Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2017		$ 8,786,896	$ 4,674,092	$ 277,893	$ 1,147,979	$ 19,878	$ 6,119,842	$ (13,262,049)	$ 1,644,689
Number of shares outstanding at beginning of period at Dec. 31, 2017		21,729,696
Share issues:
Shares issued for private placements		$ 851,354	430,646	0	0	0	430,646	0	1,282,000
Number of Shares issued for private placement		5,378,750
Share issue costs		$ (55,844)	0	0	0	0	0	0	(55,844)
Share-based payment		0	0	0	141,124	0	141,124	0	141,124
Comprehensive loss		$ 0	0	0	0	(16,548)	(16,548)	(1,885,332)	(1,901,880)
Number of shares outstanding at end of period at Dec. 31, 2018		27,108,446
Equity at end of period at Dec. 31, 2018		$ 9,582,406	5,104,738	277,893	1,289,103	3,330	6,675,064	(15,147,381)	1,110,089
Share issues:
Shares issued for private placements		$ 204,766	77,234	0	0	0	77,234	0	282,000
Number of Shares issued for private placement		1,410,000
Share issue costs	[1]	$ (54,033)	0	0	0	0	0	0	(54,033)
Share-based payment		0	0	0	9,369	0	9,369	0	9,369
Comprehensive loss		$ 0	0	0	0	20,714	20,714	(2,097,599)	(2,076,885)
Number of shares outstanding at end of period at Dec. 31, 2019		28,518,446
Equity at end of period at Dec. 31, 2019		$ 9,733,139	5,181,972	277,893	1,298,472	24,044	6,782,381	(17,244,980)	(729,460)
Share issues:
Shares issued for private placements		$ 283,277	223,080	0	0	0	223,080	0	506,357
Number of Shares issued for private placement		4,219,641
Share issue costs	[1]	$ (21,537)	0	0	0	0	0	0	(21,537)
Comprehensive loss		$ 0	0	0	0	(16,786)	(16,786)	(138,911)	(155,697)
Number of shares outstanding at end of period at Dec. 31, 2020		32,738,087
Equity at end of period at Dec. 31, 2020		$ 9,994,879	$ 5,405,052	$ 277,893	$ 1,298,472	$ 7,258	$ 6,988,675	$ (17,383,891)	$ (400,337)

[1]	Note 8.